INVESTMENTS IN LOANS AND SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN LOANS AND SECURITIES	INVESTMENTS IN LOANS AND SECURITIES
Investments in loans and securities are recorded at amortized cost as of December 31, 2022 and 2021 in the consolidated statements of financial position (in thousands). As provided in Note 7, a portion of these investments in loans and securities are consolidated as a result of the Company’s determination that it is the primary beneficiary of certain VIEs.

	As of December 31, 2022
Investments in loans and securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS – Consumer / Auto Loan / Real Estate(1)	$450,210	$23,724	$(7,263)	$466,671
Other loans and receivables	13,766	—	—	13,766
Total	$463,976	$23,724	$(7,263)	$480,437
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(1)During the year ended December 31, 2022, the Company recorded impairment loss of $33.7 million within other income (loss), net in the consolidated statements of operations.

	As of December 31, 2021
Investments in loans and securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS – Consumer / Auto Loan	$270,067	$18,648	$—	$288,715
Other loans and receivables	12,657	—	—	12,657
Total	$282,724	$18,648	$—	$301,372
Equity Method and Other Investments
The following investments, including those accounted for under the equity method, are included within Equity method and other investments in the consolidated statements of financial position as of December 31, 2022 and 2021 (in thousands):

	Carrying Value
	December 31,
	2022	2021
Investments in Pagaya SmartResi F1 Fund, LP(1)	$16,810	$14,352
Other(2)	9,084	489
Total	$25,894	$14,841
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(1)The Company owns approximately 5.4% and is the general partner of Pagaya Smartresi F1 Fund LP.
(2) Represents the Company’s proprietary investments. During the year ended December 31, 2022, the Company recorded an income in amount of $5.8 million related to revaluation of its investments. Income from these investments is included in Investment income in the consolidated statements of operations.